Impairment, Restructuring Charges and Other Related Closure Costs (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Summary of Impairment, Restructuring Charges and Other Related Closure Costs

Impairment, restructuring charges and other related closure costs incurred in 2017, 2016 and 2015 are summarized as follows:

Year ended December 31, 2017	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Set-top Box restructuring plan	—	(34)	—	(34)
EPS restructuring plan	—	5	—	5
$600-650 million net opex plan	—	—	(3)	(3)
Other restructuring initiatives	—	(13)	—	(13)

Total	—	(42)	(3)	(45)

Year ended December 31, 2016	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Set-top Box restructuring plan	—	(74)	(9)	(83)
EPS restructuring plan	—	(1)	—	(1)
$600-650 million net opex plan	—	—	(1)	(1)
Long-lived asset impairment charge	(8)	—	—	(8)

Total	(8)	(75)	(10)	(93)

Year ended December 31, 2015	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
$600-650 million net opex plan	—	—	(2)	(2)
Manufacturing consolidation	—	(1)	(10)	(11)
EPS restructuring plan	—	(36)	—	(36)
Long-lived asset impairment charge	(16)	—	—	(16)

Total	(16)	(37)	(12)	(65)

Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2015 to December 31, 2017 are summarized as follows:

	Set-top Box restructuring plan	$600-650 million net opex plan	Manufacturing consolidation plan	EPS restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2015	—	6	1	18	9	34

Charges incurred in 2016	83	1	—	1	—	85

Amounts paid	(46)	(1)	(1)	(10)	(1)	(59)

Liability settlement	—	—	—	—	(3)	(3)

Currency translation effect	—	(1)	—	(1)	(1)	(3)

Provision as at December 31, 2016	37	5	—	8	4	54

Charges incurred in 2017	36	3	—	—	13	52

Adjustment for unused provisions	(2)	—	—	(5)	—	(7)

Amounts paid	(36)	(1)	—	—	(14)	(51)

Currency translation effect	4	—	—	—	—	4

Provision as at December 31, 2017	39	7	—	3	3	52